       ------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset                           VICE PRESIDENT
Management Limited; Managing Director,                  Joseph P. Stadler
Morgan Stanley & Co. Incorporated                       VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         INTERNATIONAL MAGNUM PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO MORGAN STANLEY
CAPITAL INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                                 ---------------------------------------
                                               ONE      AVERAGE ANNUAL
                                    YTD       YEAR      SINCE INCEPTION
                                 ---------  ---------  -----------------
PORTFOLIO--CLASS A.............      -2.70%    -10.05%          4.65%
PORTFOLIO--CLASS B.............      -2.80     -10.32           4.37
INDEX..........................      -0.55      -8.34           2.95

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country weightings determined by the Adviser. The EAFE countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International (MSCI) EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe, and certain developed countries in Asia.

For the nine months ended September 30, 1998, the Portfolio had a total return of -2.70% for the Class A shares and -2.80% for the Class B shares compared to -0.55% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of -10.05% for Class A shares and -10.32% for Class B shares compared to -8.34% for the Index. From inception on March 15, 1996 through September 30, 1998, the average annual total return of Class A shares was 4.65% and 4.37% for Class B shares compared to 2.95% for the Index.

In the third quarter of 1998, world markets were shocked by unprecedented volatility as the turmoil that had previously ravaged Asia struck the U.S. and European markets with full force. In its largest quarterly decline since the third quarter of 1990, the EAFE Index posted a 14.21% loss as the European markets fell 14.4%, Japan 15.0% and Asia 8.2%. Globally, assets perceived to be more risky or less liquid have been punished as investors' tolerance for risk has all but disappeared. In this challenging quarter, the Portfolio underperformed the Index, posting a total return of -17.57% for the Class A shares and -17.62% for the Class B shares compared to -14.21% for the Index in a market that left virtually nowhere to hide.

European markets powered ahead in the first half of the year, blissfully oblivious to the troubles facing Asia and fueled by the restructuring and liquidity trends underpinning the Euro convergence thesis. However, in August the European markets cracked under pressures of global uncertainty and doubts about the future strength of corporate earnings growth. Despite an ameliorating economic backdrop (surging consumer confidence, falling unemployment and benign inflation), Europe has recently proven more volatile than other markets. Russia's toll was greatest on the German banks and Scandinavia, while some Spanish companies were hurt by their exposure to Latin America. Throughout Europe, overly optimistic earnings expectations and lofty valuations fell sharply during the quarter as future earnings came under closer scrutiny.

We have held about three-quarters of our Portfolio in Europe during the quarter and for much of the year. Overall, this asset allocation has contributed favorably to our performance as Europe has greatly outperformed Japan and Asia. However, our European stocks have underperformed for several reasons. First, value stocks have underperformed growth stocks, particularly in August. Value stocks have lagged despite earnings upgrades, while growth stocks have surged ahead with or without upgrades. Second, in our search for underpriced stocks, we increased our exposure to small cap stocks which have greatly underperformed large caps all year long despite strong fundamentals. In fact, small caps are trading at the largest discount to large caps in the past 12 years--a huge pricing anomaly that supported our investment decision. Third, we are overweight in cyclical stocks which are selling at levels that price in a recession in Europe.

On a positive note, earlier this year, we reduced exposure to deep cyclicals such as paper, metals and chemicals, and aimed to boost the Portfolio's defensive qualities by purchasing stocks with strong cash flow that have fallen a great deal and that typically have strong non-cyclical components. We also own some traditional "defensive" names such as Nestle, Danone and Unilever that have performed well but are now very pricey. Finally, after being a performance drag in the first part of the year, our underweight in European banks has turned positive due to many banks' exposure to the emerging markets. We had felt that most European banks had achieved excessively high valuations as the industry consolidated. Following the recent severe correction in bank prices, we may venture back into the sector, focusing on those with a predominantly regional rather than global book of business.

Japan continues to struggle to define a clear economic plan and resolution to their own financial and economic crisis. Following dismal election results for the incumbent Liberal Democratic Party, the change in Prime Ministers has not changed policies much. Despite pre-election optimism, disappointingly little progress has been made toward reforming the banking sector or addressing the billions of dollars of bad debt. The Bank of Japan did lower interest rates recently from 0.50% to 0.25%, a move that could help the banks slightly but has done little to stimulate demand or mitigate the credit crunch. As a result, the Japanese market fell to a 12-year low. Although we have maintained an underweight in Japan relative to the EAFE benchmark, our stock selection there continues to provide exceptional outperformance. We still do not own any banks or life insurance companies and have avoided the most domestically oriented names, instead focusing on blue chip companies and exporters with stronger earnings. However, we realize that if the global economy were to slide into recession, we would shift the Portfolio to more domestically oriented defensive sectors and lower our weight in the international blue chips.

Finally, the Asian markets continue to falter as the region is still in recession and there may be more bad news to come. The biggest event in Asia was Malaysia's implementation of capital controls on the ringgit and its stock market on September 1st in an effort to stop the hemorrhaging in its market and currency. These controls effectively froze foreign investors in their positions as any proceeds from a security sale now must be held in ringgit for one year before the currency can be converted. Following these controls, Malaysia was removed from the MSCI EAFE Index which includes developed international markets only. Hong Kong, one of the freest markets in the region, also implemented some controls, limiting short sales and participating in government-related buying to prop up the market. These actions will hurt the region's ability to attract foreign capital in the future, but had the short term impact of helping to stabilize the markets. We remain underweight in Asia, with only about 2% of our Portfolio invested there. At the margin, however, we do see some potential for the region. Singapore, Australia and Hong Kong are looking very cheap on valuation measures, and the major selling has already occurred as institutional investors abandoned the region months ago. From here, we think the Asian markets will fall less than the still beloved European bourses if the bear market continues. On the other hand, we suspect these markets have the potential to rally faster and further than Europe if the world turns. Thus, we have begun to add slowly and cautiously to our exposure to these markets, most recently increasing our holdings in Hong Kong to reduce the size of our underweight position there.

Looking ahead, we do not anticipate any major changes to our investment strategy. We will be maintaining our market weight in Europe and our underweight in Japan and Asia until we see tangible signs of improvement. Despite recent events, we believe that the overall positive environment in Europe (driven by EMU) will remain intact for the medium term, and although we expect earnings growth rates to fall, we still believe Europe will have the highest earnings growth globally. We re-emphasize that Europe is behind the U.S. in the corporate restructuring cycle, as well as the economic growth cycle, and the "equification" process for individuals and institutions, all of which should prove beneficial for stock markets.

We are maintaining a defensive cash position of up to about 10% in light of market volatility. With respect to currency, we continue to maintain a partial hedge of our exposure to the yen despite a recent strengthening in the yen from about 147 Y/$ to below 120Y/$. We believe that this move is temporary and not supported by fundamentals; we expect the yen to resume its weakening trend medium term.

Francine J. Bovich
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------
COMMON STOCKS (82.2%)
  AUSTRALIA (1.2%)
         18,750   Brambles Industries Ltd.                           $       405
         28,000   Colonial Ltd.                                               79
         35,350   Commonwealth Bank Of Australia                             419
        151,200   Fosters Brewing Group Ltd.                                 330
         16,780   Lend Lease Corp., Ltd.                                     358
         27,030   National Australia Bank Ltd.                               327
         62,400   News Corp., Ltd.                                           403
          9,300   Rio Tinto Ltd.                                             113
         21,700   Seven Network Ltd.                                          62
        195,600   Telstra Corp., Ltd. (Installment Receipts-Final
                   Installment: AUD 1.35/share due 11/17/98)                 548
                                                                     -----------
                                                                           3,044
                                                                     -----------
  BELGIUM (0.7%)
         37,925   G.I.B. Group                                             1,887
                                                                     -----------
  DENMARK (0.8%)
          9,726   BG Bank A/S                                                505
         20,000   Unidanmark A/S, Class A (Registered)                     1,449
                                                                     -----------
                                                                           1,954
                                                                     -----------
  FINLAND (4.2%)
         23,600   Huhtamaki Oyj, Series 1                                    729
          9,590   KCI Konecranes International                               378
         15,055   Kone Oyj, Class B                                        1,511
        321,995   Merita Ltd., Class A                                     1,641
         87,650   Metra Oyj, Class B                                       1,707
         62,150   Partek Oyj Abp                                             672
        184,700   Rautaruukki Oyj                                          1,032
         31,350   Sampo Insurance Co., plc , Class A                         895
        121,450   The Rauma Group                                          1,374
         76,075   Valmet Oyj                                                 891
                                                                     -----------
                                                                          10,830
                                                                     -----------
  FRANCE (8.5%)
          4,900   Alcatel Alsthom                                            436
          1,360   Bongrain                                                   583
         81,900   Bull SA                                                    557
         18,821   Cie de Saint Gobain                                      2,498
         25,400   Elf Aquitaine                                            3,135
         12,540   France Telecom                                             742
          6,652   Groupe Danone                                            1,750
         11,200   Lafarge                                                    992
         45,900   Legris Industries                                        2,049

                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------
         25,030   Cie Generale des Establissements Michelin, Class
                   B                                                 $       983
         48,300   Rhone-Poulenc, Class A                                   2,027
         26,400   SGS-Thompson Microelectronics N.V.                       1,226
          5,487   Scor                                                       326
         26,700   Total, Class B                                           3,367
         11,640   Union des Assurances Federales                           1,351
                                                                     -----------
                                                                          22,022
                                                                     -----------
  GERMANY (7.3%)
         76,700   BASF AG                                                  2,968
         42,350   Bayer AG                                                 1,677
         22,500   Bayerische Vereinsbank AG                                1,539
          6,033   Buderus AG                                               2,620
         43,600   Gerresheimer Glas AG                                       781
         18,225   Metro AG                                                 1,298
         11,170   Philipp Holzmann AG                                      1,358
         13,790   Plettac AG                                               1,173
         35,300   VEBA AG                                                  1,831
          2,490   Viag AG                                                  1,629
         28,380   Volkswagen AG                                            2,065
                                                                     -----------
                                                                          18,939
                                                                     -----------
  HONG KONG (0.5%)
         28,500   China Light & Power Co., Ltd.                              139
          8,800   HSBC Holdings plc                                          161
         96,300   Hong Kong & China Gas Co., Ltd.                            118
         60,000   Hong Kong Electric Holdings Ltd.                           207
         80,800   Hong Kong Telecommunications Ltd.                          159
         18,000   Hutchison Whampoa Ltd.                                      95
         51,000   Li & Fung Ltd.                                              82
         36,000   Smartone Telecommunications                                 98
         18,000   Swire Pacific Ltd., Class A                                 57
         36,000   Television Broadcasts Ltd.                                  92
         17,000   Vtech Holdings Ltd.                                         68
                                                                     -----------
                                                                           1,276
                                                                     -----------
  IRELAND (1.3%)
        136,461   Bank of Ireland                                          2,427
        230,900   Greencore Group plc                                        863
                                                                     -----------
                                                                           3,290
                                                                     -----------
  ITALY (4.5%)
         40,870   Banca Popolare Di Bergamo S.p.A.                           828
        611,520   Magneti Marelli S.p.A.                                     850
        156,450   Marzotto (Gaetano) & Figli S.p.A.                        1,521

                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------

  ITALY (CONTINUED)

        359,200   Mediaset S.p.A.                                    $     2,410
        556,300   Sogefi S.p.A.                                            1,233
        980,211   Telecom Italia S.p.A. Di Risp (NCS)                      4,688
                                                                     -----------
                                                                          11,530
                                                                     -----------
  JAPAN (14.9%)
        128,000   Amada Co., Ltd.                                            591
         12,200   Autobacs Seven Co., Ltd.                                   324
         53,000   Canon, Inc.                                              1,075
         85,000   Casio Computer Co., Ltd.                                   542
         60,000   Dai Nippon Printing Co., Ltd.                              770
        228,000   Daicel Chemical Industries Ltd.                            364
        128,000   Daifuku Co., Ltd.                                          473
        103,000   Daikin Industries Ltd.                                     717
         12,200   FamilyMart Co., Ltd.                                       466
         40,000   Fuji Machine Manufacturing Co.                           1,049
         33,000   Fuji Photo Film Ltd.                                     1,136
         71,000   Fujitec Co., Ltd.                                          363
        119,000   Fujitsu Ltd.                                             1,029
        186,000   Furukawa Electric Co.                                      529
         38,800   Hitachi Credit Corp.                                       605
        209,000   Hitachi Ltd.                                               919
         60,000   Inabata & Co.                                              133
        154,000   Kaneka Corp.                                               865
         53,000   Kurita Water Industries Ltd.                               551
         17,600   Kyocera Corp.                                              768
         72,000   Kyudenko Co., Ltd.                                         427
         42,000   Lintec Corp.                                               345
         83,000   Matsushita Electric Industrial Co., Ltd.                 1,128
        259,000   Mitsubishi Chemical Corp.                                  497
         95,000   Mitsubishi Estate Co., Ltd.                                621
        238,000   Mitsubishi Heavy Industries Ltd.                           814
         65,000   Mitsumi Electric Co., Ltd.                               1,188
         22,000   Murata Manufacturing Co., Ltd.                             743
        155,000   NEC Corp.                                                1,005
         57,000   Nifco, Inc.                                                455
         16,500   Nintendo Corp., Ltd.                                     1,552
         32,000   Nippon Pillar Packing                                       71
            142   Nippon Telegraph & Telephone Corp.                       1,035
        259,000   Nissan Motor Co., Ltd.                                     721
         54,000   Nissha Printing Co., Ltd.                                  316
         28,000   Ono Pharmaceutical Co., Ltd.                               673
        115,000   Ricoh Co., Ltd.                                          1,061
         37,800   Rinnai Corp.                                               593
         13,000   Ryosan Co.                                                 193
         18,000   Sangetsu Co., Ltd.                                         206
         58,000   Sankyo Co., Ltd.                                         1,283
        100,000   Sanwa Shutter Corp.                                        379
                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------
         78,000   Sekisui Chemical Co., Ltd.                         $       296
         55,000   Sekisui House Co., Ltd.                                    447
         12,300   Shimamura Co., Ltd.                                        414
        109,000   Shin-Etsu Polymer Co., Ltd.                                412
         20,100   Sony Corp.                                               1,397
         36,000   Sumitomo Marine & Fire Insurance Co., Ltd.                 173
         72,000   Suzuki Motor Co., Ltd.                                     725
         18,000   TDK Corp.                                                1,226
         30,000   Tokyo Electron Ltd.                                        732
        328,000   Toshiba Corp.                                            1,180
         47,000   Toyota Motor Corp.                                       1,050
        168,000   Tsubakimoto Chain Co.                                      385
         49,000   Yamaha Corp.                                               370
         50,000   Yamanouchi Pharmaceutical Co., Ltd.                      1,077
                                                                     -----------
                                                                          38,459
                                                                     -----------
  MALAYSIA (0.1%)
         21,000   Carlsberg Brewery Malaysia Bhd                              41
         58,000   Guinness Anchor Bhd                                         38
         20,143   Nestle (Malaysia) Bhd                                       65
          7,000   R.J. Reynolds Bhd                                            5
         20,000   Rothmans of Pall Mall (Malaysia) Bhd                        78
                                                                     -----------
                                                                             227
                                                                     -----------
  NETHERLANDS (3.7%)
         66,400   ABN Amro Holding N.V.                                    1,132
         53,500   Akzo Nobel N.V.                                          1,903
         71,680   Buhrmann N.V.                                            1,336
         30,000   Hollandsche Beton Groep N.V.                               368
         60,120   ING Groep N.V.                                           2,710
         11,700   Koninklijke Bijenkorf Beheer N.V.                          950
         23,300   Philips Electronics N.V.                                 1,255
                                                                     -----------
                                                                           9,654
                                                                     -----------
  NEW ZEALAND (0.0%)
         19,500   Fletcher Challenge Energy, Ltd.                             29
          7,280   Fletcher Challenge Forests                                   1
         10,000   Telecom Corp. of New Zealand Ltd. (Installment
                   Receipts-Final Installment: NZD 4.15/share due
                   3/31/99)                                                   18
         20,000   Telecom Corp. of New Zealand Ltd.                           77
                                                                     -----------
                                                                             125
                                                                     -----------
  NORWAY (1.1%)
        169,400   Saga Petroleum ASA, Class B                              1,740
         72,670   Sparebanken NOR                                          1,233
                                                                     -----------
                                                                           2,973
                                                                     -----------

                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------
  SINGAPORE (0.2%)
         75,000   Natsteel Electronics Ltd.                          $       165
         38,000   Singapore Technologies Engineering Ltd.                     37
         16,000   United Overseas Bank Ltd. (Foreign)                         46
         53,000   Venture ManufacturingLtd.                                  163
                                                                     -----------
                                                                             411
                                                                     -----------
  SPAIN (3.0%)
         22,690   Banco Bilbao Vizcaya                                       243
        179,700   Banco Bilbao Vizcaya (Registered)                        1,924
        180,000   Iberdrola                                                2,999
         36,381   Telefonica                                               1,328
        165,600   Uralita                                                  1,342
                                                                     -----------
                                                                           7,836
                                                                     -----------
  SWEDEN (5.8%)
         72,300   Autoliv, Inc.                                            2,223
         82,500   BT Industries AB                                         1,189
        114,800   Esselte AB, Class B                                      1,772
        513,000   Nordbanken Holding AB                                    2,945
         88,500   PLM AB                                                     993
         43,200   Pharmacia & Upjohn, Inc. ADR                             2,171
         35,170   Spectra-Physics AB, Class A                                325
         93,800   Svedala Intrustri AB                                     1,436
         48,900   Svenska Handelsbanken, Class A                           1,834
                                                                     -----------
                                                                          14,888
                                                                     -----------
  SWITZERLAND (7.7%)
          1,090   Bobst AG (Bearer)                                        1,342
          2,873   Cie Financiere Richemont AG, Class A                     3,683
          4,270   Forbo Holding AG (Registered)                            1,670
          2,790   Holderbank Financiere Glarus AG, Class B (Bearer)        2,870
          2,650   Nestle (Registered)                                      5,286
          2,200   SIG-Schweizensche Industrie-Gesellschaft Holding
                   AG (Registered)                                         1,211
          1,385   Schindler Holding AG (Registered)                        1,713
          1,170   Union Bank of Switzerland AG (Registered)                  229
          8,025   Valora Holding AG (Registered)                           1,816
                                                                     -----------
                                                                          19,820
                                                                     -----------
  UNITED KINGDOM (16.7%)
        791,300   Aegis Group plc                                          1,137
        320,605   BG plc                                                   2,229
        239,453   Bank of Scotland                                         2,286
        156,500   British Telecommunications plc                           2,110
        225,500   Bunzl plc                                                  809
                                                                        VALUE
    SHARES                                                              (000)
---------------                                                      -----------
        188,450   Burmah Castrol plc                                 $     2,679
        235,300   Capital Radio plc                                        1,872
        298,200   Charter plc                                              1,609
         74,525   Commercial Union plc                                     1,155
        467,500   Devro plc                                                1,939
        180,536   Diageo plc                                               1,719
        219,500   Glynwed International plc                                  530
         77,460   Great Universal Stores plc                                 882
        487,200   Halma plc                                                  866
        172,250   IMI plc                                                    735
        353,800   Imperial Tobacco Group plc                               3,744
        155,700   Lonrho plc                                                 815
        232,700   Morgan Crucible Co.                                      1,139
        176,000   Premier Farnell plc                                        449
      3,311,000   Premier Oil plc                                          1,407
        149,000   RMC Group plc                                            1,621
        186,896   Reckitt & Colman plc                                     2,766
        278,983   Royal & Sun Alliance Insurance Group plc                 2,419
        268,400   SIG plc                                                    484
        782,800   Scapa Group plc                                          1,437
         36,700   Scottish Media Group plc                                   402
         74,500   Tate & Lyle plc                                            409
         49,500   Unilever plc                                               424
        542,900   WPP Group plc                                            2,504
         89,000   Westminster Health Care Holdings plc                       397
         15,700   Williams plc                                                92
                                                                     -----------
                                                                          43,066
                                                                     -----------
TOTAL COMMON STOCKS (Cost $236,633)                                      212,231
                                                                     -----------
PREFERRED STOCKS (2.5%)
  GERMANY (2.5%)
          6,396   Dyckerhoff AG                                            2,164
         19,500   Hornbach Holding AG                                      1,612
          5,330   Suedzucker AG                                            2,797
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $6,464)                                       6,573
                                                                     -----------

    AMOUNT
---------------
RIGHTS (0.1%)
  NORWAY (0.1%)
         57,000   Sparebanken NOR, expiring 10/6/98 (Cost $0)                154
                                                                     -----------
WARRANTS (0.0%)
  HONG KONG (0.0%)
         10,650   Hong Kong and China Gas, expiring 9/30/99 (Cost
                   $0)                                                        --
                                                                     -----------

    FACE
   AMOUNT                                                             VALUE
    (000)                                                             (000)
-------------                                                      -----------
CORPORATE BOND (0.0%)
  NEW ZEALAND (0.0%)
    NZD    21   AMP NZ Office Trust, 7.50%, 6/30/03 (Cost $12)     $         8
                                                                   -----------
FOREIGN CURRENCY (0.3%)
    AUD    70   Australian Dollar                                           41
   GBP    114   British Pound                                              195
   FIM    505   Finnish Markka                                              99
   FRF    213   French Franc                                                38
    HKD   274   Hong Kong Dollar                                            35
  IEP      47   Irish Punt                                                  71
  JPY     304   Japanese Yen                                                 2
    MYR     8   Malaysian Ringgit                                            2
    NZD    70   New Zealand Dollar                                          35
   NOK  2,948   Norwegian Krone                                            399
                                                                   -----------
TOTAL FOREIGN CURRENCY (Cost $907)                                         917
                                                                   -----------
TOTAL INVESTMENTS (85.1%) (Cost $244,016)                              219,883
                                                                   -----------

OTHER ASSETS AND LIABILITIES (14.9%)
  Other Assets                                                         141,662
  Liabilities                                                         (103,274)
                                                                    ----------
                                                                        38,388
                                                                    ----------
NET ASSETS (100%)                                                   $  258,271
                                                                    ----------
                                                                    ----------

CLASS A:
--------
NET ASSETS                                                          $  231,279
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 22,007,200 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                   $    10.51
                                                                    ----------
                                                                    ----------

CLASS B:
--------
NET ASSETS                                                          $   26,992
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,578,380 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                   $    10.47
                                                                    ----------
                                                                    ----------

------------------------------

ADR  --  American Depositary Receipt
NCS  --  Non-Convertible Shares